ANTENOR FUND, LLC

FINANCIAL STATEMENTS

December 31, 2002


ANTENOR FUND, LLC



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TABLE OF CONTENTS
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	PAGES


Independent Auditor's Report	1

Financial Statements

	Statement of Assets and Liabilities	2

	Schedule of Investments in Securities	3 - 5

	Statement of Operations	6

	Statement of Changes in Members' Capital (Net Assets)	7

	Notes to Financial Statements	8 - 11


ARTHUR F. BELL, JR. & ASSOCIATES, L.L.C.

Certified Public Accountants

(410) 771-0001

FAX (410) 785-9784
Suite 200
201 International Circle
Hunt Valley, Maryland  21030

Member:

American Institute of Certified Public Accountants

   SEC Practice Section

Maryland Association of Certified Public Accountants


INDEPENDENT AUDITOR'S REPORT


To the Members and the Board of Directors
Antenor Fund, LLC


We have audited the accompanying statement of assets and liabilities of Antenor Fund, LLC, including the schedule of investments in securities, as of December 31, 2002, and the related statements of operations and changes in members' capital (net assets) for the period July 1, 2002 (commencement of operations) to December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Antenor Fund, LLC as of December 31, 2002, and the results of its operations and the changes in its net assets for the period July 1, 2002 (commencement of operations) to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.


	/s/ ARTHUR F. BELL, JR. & ASSOCIATES,
L.L.C.


Hunt Valley, Maryland
February 14, 2003


ANTENOR FUND, LLC
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002
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ASSETS
	Investment securities at fair value (cost - $1,022,758)	$	962,027
	Cash and cash equivalents	76,381
	Other receivables	3,333
	Interest and dividends receivable	1,428
	_____________________

				Total assets	1,043,169
	_____________________

LIABILITIES
	Member subscriptions received in advance	20,011
	Accounts payable	301
	_____________________

				Total liabilities	20,312
	_____________________

NET ASSETS	$	1,022,857
	===================



MEMBERS' CAPITAL (Net Assets)
	Represented by:
		Capital subscriptions, net	$	1,166,716
		Accumulated net investment (loss)	(5,430)
		Accumulated net realized (loss)	(77,698)
		Accumulated net unrealized depreciation	(60,731)
	_____________________

				Total members' capital (net assets)	$	1,022,857
	===================







See accompanying notes.

ANTENOR FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2002
______________




INVESTMENT SECURITIES
					% of
	Common Stocks	Shares	Fair Value	Net
Assets
		Financial
			Diversified Financial
				AXA SA-Sponsored ADR	2,744	$	36,907
				Citigroup, Inc.	1,253	44,093
				JP Morgan Chase & Co.	1,317	31,608
	_____________
				112,608	11.01 %
	_____________
			Insurance
				American International Group	730		42,230
				Jefferson Pilot Corp.	917	34,947
				Travelers Property Casualty Corp. - Class A	2,404	35,219
	_____________
				112,396	10.99 %
	_____________
			Banking
				Fremont General Corp.	5,700	25,593
				Washington Mutual Inc.	750	25,898
	_____________
				51,491	5.04 %
	_____________
			Real Estate
				iSTAR Financial, Inc.	1,569	44,010	4.30 %
	_____________
			Consumer/Business Lending
				CIT Group, Inc.	800	15,679	1.53 %
	_____________	_____________
		Total - Financial		336,184	32.87 %
	_____________	_____________
		Consumer Staples
			Tobacco
				Carolina Group	2,033	41,209
				Philip Morris Companies, Inc.	1,137	46,083
	_____________
				87,292	8.53 %
	_____________
			Retail Distribution, hardline
				Handleman Co. *	4,210	48,415	4.73 %
	_____________
			Conglomerate
				Loews Corporation	883	39,258	3.84 %
	_____________
			Media
				Viacom, Inc. - Class B *	715	29,143	2.85 %
	_____________	_____________
		Total - Consumer Staples		204,108	19.95 %
	_____________	_____________

*  Non-income producing security



See accompanying notes.

ANTENOR FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2002
______________




INVESTMENT SECURITIES (CONTINUED)
					% of
	Common Stocks (Continued)	Shares	Fair Value	Net
Assets
		Healthcare
			Managed Care
				Wellpoint Health Networks, Inc. *	721	$	51,306	5.02 %
	_____________
			Pharmaceuticals
				Merck & Co., Inc.	665	37,646	3.68 %
	_____________
			Biotechnology
				Amgen, Inc. *	750	36,255	3.54 %
	_____________	_____________
		Total - Healthcare		125,207	12.24 %
	_____________	_____________
		Consumer, Cyclical
			Home Construction
				Clayton Homes, Inc.	3,282	39,975	3.91 %
	_____________
			Retail, hardline
				Carmax, Inc. *	1,826	32,649	3.19 %
	_____________
			Building Materials
				Masco Corp.	1,450	30,522	2.99 %
	_____________	_____________
		Total - Consumer, Cyclical		103,146	10.09 %
	_____________	_____________
		Transportation
			Air Freight
				Federal Express Corp.	953	51,672	5.05 %
	_____________
			Railroads
				Genesee & Wyoming, Inc. *	2,196	44,689	4.37 %
	_____________	_____________
		Total - Transportation		96,361	9.42 %
	_____________	_____________
		Technology
			Consumer Electronics
				Nam Tai Electronics	2,025	49,511	4.84 %
	_____________
			Software
				Microsoft Corp. *	400	20,680	2.02 %
	_____________
			Semiconductors
				Intel Corp.	670		10,432	1.02 %
	_____________	_____________
		Total - Technology		80,623	7.88 %
	_____________	_____________

*  Non-income producing security





See accompanying notes.

ANTENOR FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2002
______________




INVESTMENT SECURITIES (CONTINUED)
					% of
	Common Stocks (Continued)	Shares	Fair Value	Net
Assets
		Utilities
			Electric
				American Electric Power Co., Inc.	600	$	16,398	1.60 %
	_____________	_____________
		Total - Utilities		16,398	1.60 %
	_____________	_____________
		Total investment securities (cost - $1,022,758)		$
	962,027	94.05 %
	============	============















































See accompanying notes.

ANTENOR FUND, LLC
STATEMENT OF OPERATIONS
For the Period July 1, 2002 (commencement of operations) to
December 31, 2002
______________





INVESTMENT INCOME
	Interest			$	247
	Dividends		12,805
	_____________________

				Total investment income	13,052
	_____________________

EXPENSES
	Adviser management fee	6,766
	Organization and offering costs	10,000
	Operating expenses	1,716
	_____________________

				Total expenses	18,482
	_____________________

				Net investment (loss)	(5,430)
	_____________________

REALIZED AND UNREALIZED (LOSS)
	FROM INVESTMENTS
		Net realized (loss)	(77,698)
		Net change in unrealized depreciation	(60,731)
	_____________________

				Net realized and unrealized (loss) from investments	(138,429)
	_____________________

				Net decrease in net assets from operations	$	(143,859)
	===================










See accompanying notes.

ANTENOR FUND, LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL (NET ASSETS)
For the Period July 1, 2002 (commencement of operations) to
December 31, 2002
______________






(Decrease) in net assets from operations
	Net investment (loss)	$	(5,430)
	Net realized (loss) from investments	(77,698)
	Net change in unrealized depreciation on investments	(60,731)
	_____________________

		Net (decrease) in net assets from operations	(143,859)

Proceeds from member subscriptions	1,565,728
Repurchases of member interests
	(transfers to affiliated fund)	(399,012)
	_____________________

		Total increase in net assets	1,022,857

Net assets
	July 1, 2002 (commencement of operations)	0
	_____________________

	December 31, 2002	$	1,022,857
	===================



















See accompanying notes.

ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS
______________



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

	A.	General Description of the Company
		Antenor Fund, LLC (the Company) is a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Company's investment objective is to provide investors with a net compounded annual return in excess of the S&P 500 in all market environments with below-average risk. The
Company utilizes a value approach to its equity selection process and intends to invest in 20-35 positions trading at a discount to intrinsic value.
Equities are selected independent of market capitalization and sector. The Company initially targets holding most of its investments for three or more years, does not use leverage or non-traditional securities, and is managed for tax efficiency. Prospero
Capital Management LLC (the Adviser) serves as the
Company's investment adviser.

	B.	Method of Reporting
		The Company's financial statements are presented in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

	C.	Cash and Cash Equivalents
		Cash and cash equivalents includes cash and an investment in an independently managed money market fund.

	D.	Investment Securities
		Securities listed or quoted on a national securities exchange or market are valued at the last reported sales price as of the close of business on the valuation date.

		Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized appreciation or depreciation from the preceding period is reported in the statement of operations. Brokerage commissions and other trading fees are reflected as an adjustment to cost or proceeds at the time of the transaction. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis and includes interest-equivalent dividends from an independently managed money market fund.

	E.	Income Taxes
		The Company prepares calendar year U.S. and applicable state information tax returns and reports to members their allocable shares of the Company's income, expenses and trading gains or losses. Each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss. Therefore, no provision for income taxes has been made in the financial statements of the Company.

ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES
	(CONTINUED)

	F.	Organization and Offering Costs
		The Adviser has incurred all of the costs in connection with the organization and initial and continuous offering costs of member interests in the Company. The
Adviser will be reimbursed for $10,000 of such costs, representing the Adviser's initial capital account balance, through transfers from the other members' capital accounts into the Adviser's capital account in monthly installments. However, such reimbursement is contingent in that, should the Company cease trading operations for any reason, the Company will have no further obligation to the Adviser for any unreimbursed organization and offering costs. The Adviser agreed to defer reimbursement during 2002; therefore, approximately $5,000 of organization and offering costs that would have been charged to other members' capital accounts during 2002 has been deferred.

	G.	Capital Accounts
		The Company accounts for subscriptions, allocations and repurchases on a per member capital account basis. Net profits or net losses of the Company for each fiscal period, excluding the Adviser management fee charged quarterly in advance and prior to the calculation of the Adviser incentive allocation, will be allocated among and credited to or debited against the capital accounts of all members (but not the Special Advisory Account, as defined). This allocation is effective as of the last day of each fiscal period and is in accordance with the members' respective investment percentages. Each member is then assessed its applicable Adviser incentive allocation.

Note 2.	ADVISER

	The Adviser of the Company is Prospero Capital Management
LLC, which conducts and manages the business of the Company, subject to the supervision of the Company's Board of Directors.

	The Investment Advisory Agreement provides for a quarterly management fee to the Adviser equal to 0.375% (1.5% annually) of the value of the net assets of the Company determined on the first day of each calendar quarter.
During 2002, the Adviser agreed to charge a lower management fee rate to certain members, who were among the Adviser's original investors.

	In accordance with the terms of the Limited Liability Company Agreement, the Adviser is entitled to receive from the capital account of each member, generally at the end of each quarter, an incentive allocation of 20% of the net profits that otherwise would be credited to the member's capital account. The incentive allocation will be made only with respect to net profits that exceed any net losses previously debited to the account of a member, which have not been offset by any net profits subsequently credited to the account of such member (sometimes known as a "high water mark" calculation). The Adviser holds a non-voting Special Advisory Member interest (the "Special Advisory Account") solely for the purpose of receiving the incentive allocation with respect to each member. No incentive allocation was earned by the Adviser during the period July 1, 2002 (commencement of operations) to December 31, 2002.

ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 2.	ADVISER (CONTINUED)

	During the period July 1, 2002 (commencement of operations) to December 31, 2002, the Adviser agreed to bear all operating expenses which would cause the Company's ratio of operating expenses to average net assets to exceed an annualized ratio of 0.35%. As of December 31, 2002, approximately $65,000 of unaccrued expenses exceed such ratio and have not been reimbursed.

Note 3.	SUBSCRIPTIONS, DISTRIBUTIONS AND REPURCHASES

	Investments in the Company are made by subscription agreement, subject to acceptance by the Adviser.

	The Company is not required to make distributions, but may do so at the sole discretion of the Board of Directors.

	No member has the right to require the Company to redeem its member interest. Consequently, members are not able to liquidate their investment other than as a result of repurchases of member interests by the Company. The Company from time to time may offer to repurchase member interests pursuant to written tenders by members, (other than the Adviser in its capacity as the Special Advisory Member).
These repurchases will be made at such times and on such terms as may be determined by the Board of Directors, in its complete and exclusive discretion. In determining whether the Company should repurchase member interests, or portions thereof, from members pursuant to written tenders, the Board of Directors will consider the recommendation of the Adviser as well as other factors. The Adviser expects that it will recommend that the Company offer to repurchase member interests at the end of each calendar quarter.

Note 4.	INVESTMENT TRANSACTIONS

	Purchases and sales of investment securities were $1,539,570 and $439,114, respectively. At December 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2002, accumulated net unrealized depreciation on investments was $60,731, consisting of $23,334 gross unrealized appreciation and $84,065 gross unrealized depreciation.

ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 5.	FINANCIAL HIGHLIGHTS

	The following information presents the financial highlights of the Company for the period July 1, 2002 (commencement of operations) to December 31, 2002. This information has been derived from information presented in the financial statements.

	Total return (1), (3)	(13.68)%
	=============
	Ratios to average net assets: (2), (3)
		Expenses	1.73 %
	=============
		Interest and dividend income net of expenses	0.93 %
	=============
	Supplemental data:
		Net assets - December 31, 2002	$	1,022,857
	================
		Portfolio turnover rate (1)	36.4 %
	=============

	Total return and the ratios to average net assets are calculated for members' capital taken as a whole (excluding the Adviser's Special Advisory Account). An individual member's total return and ratios may vary from the above return and ratios based on different management fee or incentive allocation arrangements and the timing of subscriptions and repurchases.


	______________________
	(1)	Not annualized.
	(2)	Annualized.  The Adviser agreed to bear all operating
expenses which would cause the Company's ratio of
operating expenses to average net assets to exceed an
annualized ratio of 0.35%.
	(3)	Total return and the ratios to average net assets
exclude $5,000 of organization and offering costs that were deferred by the Adviser. The deferral of organization and offering costs resulted in an increase in total return of 0.44% and a decrease of 1.02% in the expense ratio.